Prepaid Expenses (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Oct. 03, 2025	Dec. 31, 2024	Sep. 03, 2024
PrepaidExpenseLineItems [Line Items]
Warrant issued				250,000
Fair value of grant date		$ 800,000	$ 800,000
Unamortized prepaid consulting-public and investor relation			300,000
Prepaid claw back consultants		212,212	160,206		$ 171,889
Common Stock, Value, Issued		$ 451	$ 428		278
Cash marketing budget						$ 100,000
Unamortized balance					$ 100,000
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
PrepaidExpenseLineItems [Line Items]
Aggregate shares issued	1,063
Common Class A [Member]
PrepaidExpenseLineItems [Line Items]
Common Stock, Value, Issued						$ 200,000
Common Class A [Member] | Securities Purchase Agreement [Member]
PrepaidExpenseLineItems [Line Items]
Warrant issued	68,453